Deposits and Other Assets - Summary of Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short term:
Short term investments	$ 59,847	$ 59,332
Others	9,542	8,871
Sub-Total	87,207	181,435
Fair value of derivative instruments	2,566	20,549
Total	89,773	201,984
Long term:
Long term investments - restricted	7,459	9,214
Others	14,983	23,703
Sub-Total	110,726	113,410
Fair value of derivative instruments	4,778	2,990
Total	115,504	116,400
Deposits with Lessors [member]
Short term:
Deposits with lessors	15,535	111,229
Long term:
Deposits with lessors	73,569	63,962
Guarantee Deposits [member]
Short term:
Guarantee deposits	2,283	2,003
Long term:
Guarantee deposits	$ 14,715	$ 16,531